Label	Element	Value
Loomis Sayles Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Inflation Protected Securities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or “TIPS”). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. government.
In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles’ expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).
The Fund may invest in other securities, including but not limited to inflation-protected debt securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments and by foreign issuers. The Fund may also invest in nominal (i.e., non-inflation-protected) treasury securities, corporate bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, structured notes, collateralized loan obligations, asset-backed securities and mortgage-related securities, including mortgage dollar rolls, and may invest up to 10% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories). The Fund’s fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security) and other derivatives. The Fund may also engage in futures transactions and foreign currency transactions (such as forward currency contracts).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.
To the extent that a class of shares was subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return:Second Quarter 2020, 5.24%Lowest Quarterly Return:Second Quarter 2022, -6.73%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Inflation Protected Securities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Loomis Sayles Inflation Protected Securities Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Loomis Sayles Inflation Protected Securities Fund | Credit Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit/Counterparty Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains.

Loomis Sayles Inflation Protected Securities Fund | Below Investment Grade Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund’s investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Loomis Sayles Inflation Protected Securities Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Loomis Sayles Inflation Protected Securities Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The values of securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Fiscal, economic, monetary or other governmental or central bank policies, actions or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including fluctuations in interest rates.

Loomis Sayles Inflation Protected Securities Fund | Market Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market/Issuer Risk is the risk that the market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Loomis Sayles Inflation Protected Securities Fund | Cybersecurity and Technology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity and Technology Risk is the risk associated with the increasing dependence of the Fund, its service providers, and other market participants on complex information technology and communications systems. Such systems are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Loomis Sayles Inflation Protected Securities Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk is the risk that the value of the Fund’s derivative investments such as forward currency contracts, structured notes, futures transactions, and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price.  The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.  This risk is greater for forward currency contracts, uncleared swaps and other over-the-counter (“OTC”) traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit/counterparty risk, interest rate risk and market/issuer risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Loomis Sayles Inflation Protected Securities Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would decrease the yield on those securities.

Loomis Sayles Inflation Protected Securities Fund | Inflation Deflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and drastically. The Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Loomis Sayles Inflation Protected Securities Fund | Large Investor Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may require the Fund to sell investments at unfavorable times or prices, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders, may increase transaction costs, and may otherwise negatively impact fund performance. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.

Loomis Sayles Inflation Protected Securities Fund | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments (such as futures and forward currency contracts) may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Loomis Sayles Inflation Protected Securities Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes and dealers may be unwilling or unable to make a market for certain securities. Securities acquired in a private placement, such as Rule 144A securities and privately negotiated credit and other investments, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

Loomis Sayles Inflation Protected Securities Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.
Loomis Sayles Inflation Protected Securities Fund | Mortgage Related and Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Asset-Backed Securities Risk is the risk associated with the mortgages and assets underlying the securities, as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. The Fund’s investments in mortgage-related and other asset-backed securities are also subject to the risks associated with investments in fixed-income securities generally (e.g., credit/counterparty, liquidity, inflation and valuation risks).

Loomis Sayles Inflation Protected Securities Fund | TIPS Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
TIPS Risk is the risk that the securities will not work as intended. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Loomis Sayles Inflation Protected Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	$ 41
3 years	rr_ExpenseExampleYear03	181
5 years	rr_ExpenseExampleYear05	333
10 years	rr_ExpenseExampleYear10	$ 776
2015	rr_AnnualReturn2015	(1.50%)
2016	rr_AnnualReturn2016	4.38%
2017	rr_AnnualReturn2017	3.61%
2018	rr_AnnualReturn2018	(2.23%)
2019	rr_AnnualReturn2019	8.64%
2020	rr_AnnualReturn2020	13.97%
2021	rr_AnnualReturn2021	5.02%
2022	rr_AnnualReturn2022	(12.46%)
2023	rr_AnnualReturn2023	3.63%
2024	rr_AnnualReturn2024	1.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.73%)
Past 1 Year	rr_AverageAnnualReturnYear01	1.81%
Past 5 Years	rr_AverageAnnualReturnYear05	2.02%
Past 10 Years	rr_AverageAnnualReturnYear10	2.26%
Loomis Sayles Inflation Protected Securities Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	260
5 years	rr_ExpenseExampleYear05	470
10 years	rr_ExpenseExampleYear10	$ 1,074
Past 1 Year	rr_AverageAnnualReturnYear01	1.45%
Past 5 Years	rr_AverageAnnualReturnYear05	1.77%
Past 10 Years	rr_AverageAnnualReturnYear10	1.99%
Loomis Sayles Inflation Protected Securities Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.35%
1 year	rr_ExpenseExampleYear01	$ 36
3 years	rr_ExpenseExampleYear03	158
5 years	rr_ExpenseExampleYear05	292
10 years	rr_ExpenseExampleYear10	$ 681
Past 1 Year	rr_AverageAnnualReturnYear01	1.86%
Past 5 Years	rr_AverageAnnualReturnYear05	2.07%
Life of Class N	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Loomis Sayles Inflation Protected Securities Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.38%
Past 5 Years	rr_AverageAnnualReturnYear05	0.27%
Past 10 Years	rr_AverageAnnualReturnYear10	0.99%
Loomis Sayles Inflation Protected Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.07%
Past 5 Years	rr_AverageAnnualReturnYear05	0.84%
Past 10 Years	rr_AverageAnnualReturnYear10	1.20%
Loomis Sayles Inflation Protected Securities Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.25%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Past 10 Years	rr_AverageAnnualReturnYear10	1.35%
Loomis Sayles Inflation Protected Securities Fund | Bloomberg U.S. Aggregate Bond Index | Class N
Risk/Return:	rr_RiskReturnAbstract
Life of Class N	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Loomis Sayles Inflation Protected Securities Fund | Bloomberg U.S. TIPS Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.84%
Past 5 Years	rr_AverageAnnualReturnYear05	1.87%
Past 10 Years	rr_AverageAnnualReturnYear10	2.24%
Loomis Sayles Inflation Protected Securities Fund | Bloomberg U.S. TIPS Index | Class N
Risk/Return:	rr_RiskReturnAbstract
Life of Class N	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017

[1]	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.40%, 0.65% and 0.35% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2026 and may be terminated before then only with the consent of the Fund’s Board of Trustees.